FINANCIAL STATEMENT DETAILS - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	$ 486,363	$ 507,212
Accumulated depreciation and amortization	(208,112)	(201,798)
Building, capitalized software, leasehold improvements and equipment, net	278,251	305,414
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	198,778	242,882
Capitalized software and computer equipment
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	149,789	124,523
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	84,161	84,640
Land
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment		11,591
Projects in progress
Property, Plant and Equipment [Line Items]
Building, capitalized software, leasehold improvements and equipment	$ 53,635	$ 43,576